Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes
Income taxes

32 Income taxes

(€ million)	2019	2018	2017
Current taxes:
- Italian subsidiaries	347	301	712
- subsidiaries of the Exploration & Production segment - outside Italy	4,729	4,906	3,167
- other subsidiaries - outside Italy	152	163	142
	5,228	5,370	4,021
Net deferred taxes:
- Italian subsidiaries	599	130	(464)
- subsidiaries of the Exploration & Production segment - outside Italy	(172)	497	(162)
- other subsidiaries - outside Italy	(64)	(27)	72
	363	600	(554)
	5,591	5,970	3,467

Current income taxes payable by Italian subsidiaries referred to foreign taxes for €137 million.

The reconciliation between the statutory tax charge calculated by applying the Italian statutory tax rate of  24% (same amount in 2018 and 2017) and the effective tax charge is the following:

(€ million)	2019	2018	2017
Profit (loss) before taxation	5,746	10,107	6,844
Tax rate (IRES) (%)	24.0	24.0	24.0
Statutory corporation tax charge (credit) on profit or loss	1,379	2,426	1,643
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	2,934	3,096	1,882
- impact pursuant to the write-down of deferred tax assets and recalculation of tax rates	938	261	(96)
- tax effects related to previous years	147	(24)	(1)
- impact pursuant to foreign tax effects of italian entities	105	46	54
- effect due to the tax regime provided for intercompany dividends	65	47	1
- Italian regional income tax (IRAP)	25	50	77
- impact pursuant to redetermination of the Italian Windfall Corporate tax as per Law 7/2009			61
- effect due to non-taxable gains/losses on sales of investments		(1)	(177)
- other adjustments	(2)	69	23
	4,212	3,544	1,824
Effective tax charge	5,591	5,970	3,467

The higher tax charges at non-Italian subsidiaries related to the Exploration & Production segment for €2,934 million (€3,014 million and €1,811 million in 2018 and in 2017, respectively).